Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost	$ 15,674	$ 4,668
Accumulated amortization	1,106	1,163
Other Intangible assets, net	14,568	3,505
Amortization of intangible assets	589	503		158
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,614	2,476
Accumulated amortization	542	260
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,576	1,546
Accumulated amortization	531	257
Covenants Not-To-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		646
Accumulated amortization		646	[1]
Write-off of covenants not-to-compete		502
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,677
Accumulated amortization	33
In Process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 807

[1]	Includes write-off of covenants not-to-compete of $502 for the year ended December 31, 2011.